OTHER FINANCIAL DATA - REGULATORY MATTERS 3 (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	[1]	$ 115	$ 59
Total Regulatory Assets, Noncurrent	[2]	3,058	2,858
Total Regulatory Liability, Current	[3]	(2)	(7)
Total Regulatory Liability, Noncurrent	[4]	(2,865)	(2,747)
Total Net Regulatory Assets (Liabilities)		306	163
Regulatory liabilities in Deferred Credits and Other		72	6
Excludes Long Term Undercollected Balancing Accounts in Regulatory Assets		215	173
San Diego Gas and Electric Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	[1]	107	54
Total Regulatory Assets, Noncurrent	[2]	1,891	1,910
Total Regulatory Liability, Current	[3]	0	0
Total Regulatory Liability, Noncurrent	[4]	(1,629)	(1,557)
Total Net Regulatory Assets (Liabilities)		369	407
Excludes Long Term Undercollected Balancing Accounts in Regulatory Assets		0	0
Southern California Gas Company [Member]
Schedule Of Net Regulatory Assets (Liabilities), Balance Sheet Classification [Line Items]
Total Regulatory Assets, Current	[1]	7	5
Total Regulatory Assets, Noncurrent	[2]	1,120	916
Total Regulatory Liability, Current	[3]	0	0
Total Regulatory Liability, Noncurrent	[4]	(1,216)	(1,171)
Total Net Regulatory Assets (Liabilities)		(89)	(250)
Regulatory liabilities in Deferred Credits and Other		71	4
Excludes Long Term Undercollected Balancing Accounts in Regulatory Assets		$ 215	$ 173

[1]	At Sempra Energy Consolidated, included in Other Current Assets.
[2]	Excludes long-term undercollected balancing accounts at December 31, 2015 and 2014 of $215 million and $173 million, respectively, recorded at Sempra Energy Consolidated as Regulatory Assets (long-term) and at SoCalGas as Other Regulatory Assets (long-term).
[3]	Included in Other Current Liabilities.
[4]	At December 31, 2015 and 2014, $72 million and $6 million, respectively, at Sempra Energy Consolidated and $71 million and $4 million, respectively, at SoCalGas are included in Deferred Credits and Other.